Trading assets and liabilities	12 Months Ended
Dec. 31, 2020
Trading assets and liabilities
16 Trading assets and liabilities
end of	2020	2019
Trading assets (CHF million)
Debt securities	64,395	66,994
Equity securities	63,237	64,542
Derivative instruments [1]	25,531	17,731
Other	4,175	4,530
Trading assets	157,338	153,797
Trading liabilities (CHF million)
Short positions	28,126	24,714
Derivative instruments [1]	17,745	13,472
Trading liabilities	45,871	38,186
1 Amounts shown after counterparty and cash collateral netting.
end of	2020	2019
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	26,815	20,695
Cash collateral received	16,795	14,633
Cash collateral on derivatives instruments – not netted (CHF million) [2]
Cash collateral paid	7,741	4,570
Cash collateral received	7,831	7,457
1 Recorded as cash collateral netting on derivative instruments in Note 28 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 23 – Other assets and other liabilities.

Bank
Trading assets and liabilities
15 Trading assets and liabilities
end of	2020	2019
Trading assets (CHF million)
Debt securities	64,532	67,030
Equity securities	63,273	64,604
Derivative instruments [1]	25,531	17,730
Other	4,175	4,531
Trading assets	157,511	153,895
Trading liabilities (CHF million)
Short positions	28,126	24,714
Derivative instruments [1]	17,745	13,472
Trading liabilities	45,871	38,186
1 Amounts shown after counterparty and cash collateral netting.
end of	2020	2019
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	26,885	20,739
Cash collateral received	16,795	14,633
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	7,741	4,570
Cash collateral received	7,831	7,457
1 Recorded as cash collateral netting on derivative instruments in Note 27 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.